DEBT	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
DEBT

NOTE 7 – DEBT

The table below presents outstanding debt instruments as of October 31, 2023 and October 31, 2022:

	October 31, 2023	October 31, 2022

Short Term
2021 Series convertible notes – related party	$480,000	$-
Total Short-Term Debt	480,000	-
Long Term
Unsecured 6% note payable – related party	$767,288	$767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958
2021 Series convertible notes – related party	-	480,000
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000	-
Discount 2023 Series convertible notes	(64,285)	-
2023 Series B convertible notes – stock settled	1,312,600	-
Discount 2023 Series B convertible notes	(891,582)	-
Total Long-Term Debt	2,950,979	2,669,246
Total Debt	$3,430,979	$2,669,246

The table below presents the future maturities of outstanding debt obligations as of October 31, 2023:

Fiscal year 2024	$480,000
Fiscal year 2025	-
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Fiscal year 2028	1,717,600
Total	$4,386,846

Unsecured 6% Note Payable - Related Party

Interest expense on this note was $46,037 and $46,038 for the years ended October 31, 2023 and 2022, respectively. Accrued interest on this note was $138,112 and $92,076 as of October 31, 2023 and 2022, respectively. This note is unsecured.

Unsecured 4% Note Payable - Related Party

Interest expense on this note was $48,879 and $48,878 for the years ended October 31, 2023, and 2022, respectively. Accrued interest on this note was $146,635 and $97,756 as of October 31, 2023 and 2022, respectively. This note is unsecured.

2021 Series Convertible Notes - Related Party

The remaining principal balance outstanding on the 2021 Series Convertible notes amounted to $480,000 and $480,000 as of October 31, 2023 and 2022, respectively. The note matures on July 31, 2024 and is unsecured. During the years ended October 31, 2023 and 2022, the Company recorded $23,821 and $31,276, respectively, in interest expense. As of October 31, 2023 and 2022, accrued, but unpaid, interest on these notes was $53,804 and $29,983, respectively.

Senior Secured Convertible Note Payable

The outstanding balance of the note was $0 and $0 as of October 31, 2023 and October 31, 2022, respectively. Accrued interest recorded as of October 31, 2023 and 2022, amounted to $0 and $0 respectively. Interest expense was $0 and $46,849 for the years ended October 31, 2023 and 2022, respectively.

2022 Series Convertible Notes

During June and July, 2022, the Company issued a total of $200,000 in 2022 Series Convertible notes to two unrelated parties. These notes are unsecured, earn interest at a rate of 5% per annum and mature in June and July of 2027. These notes are payable solely in common stock of the Company and are convertible upon the closing of a Qualified Financing of at least $5,000,000, up the closing of a change in control. At the option of the holder of the notes or at maturity. During the years ended October 31, 2023 and 2022, the Company recorded $10,000 and $3,205 in interest expense on these notes, respectively. As of October 31, 2023 and 2022, the Company had accrued $13,205 and $3,205, respectively, in interest on these notes.

2023 Series Convertible Notes – Stock Settled

On January 6, 2023, the Company sold $405,000 of its 8%, unsecured 2023 Series Convertible Notes - Stock Settled (the “January 2023 Notes”) and common stock purchase warrants (“January 2023 Warrants”) to five investors.

On various dates during March and April 2023, the Company sold $787,600 of its 8%, unsecured 2023 Series B Convertible Notes - Stock Settled (the “March 2023 Notes”) and common stock purchase warrants (“March 2023 Warrants”) to six investors.

On various dates during June and July 2023, the Company sold $525,000 of its 8%, unsecured 2023 Series B Convertible Notes - Stock Settled (the “June 2023 Notes”) and common stock purchase warrants (“June 2023 Warrants”) to three investors.

The sale and purchase were made through a Convertible Note and Warrant Purchase Agreement (“Purchase Agreement”) entered into with each investor. The Company followed the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 480 “Distinguishing Liabilities from Equity” to account for the stock settled debt and ASC 815 “Derivatives and Hedging” to account for the derivative related to the notes and also to determine the number of warrants to be issued at the time of the issuance of the January 2023 Notes, March 2023 Notes, or the June 2023 Notes.

Each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes bear interest at the rate of eight per cent per annum and are payable solely in shares of the Company’s common stock. Each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes may be converted at any time at the option of the holder and are payable in full at the earliest of (i) the completion of a “Qualified Financing,” as defined below, (ii) a change in control, (iii) in the event of default, or (iv) the maturity date, which is five years from the date of issuance. A Qualified Financing is defined in the Purchase Agreement as any financing completed after the date of issuance of either the January 2023 Notes, March 2023 Notes, or June 2023 Notes involving the sale of the Company’s equity securities primarily for capital raising purposes resulting in gross proceeds to the Company of at least $5 million. Upon completion of a Qualified Financing, each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes is convertible into the securities issued in such financing (the “Qualified Financing Securities”) in an amount determined by dividing (i) the outstanding principal on the January 2023 Notes, March 2023 Notes, or June 2023 Notes plus all accrued interest by (ii) the lessor of (x) the “Discounted Qualified Financing Price” and (y) the “Capped Price.” In the event of a change in control or default, voluntary conversion or upon maturity, each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes is convertible into that number of shares of the Company’s common stock that equals (i) the outstanding principal amount of each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes plus any accrued but unpaid interest, divided by (ii) the Capped Price.

The Discounted Qualified Financing Price is defined as the per share price at which the shares of the Qualified Financing Securities are sold in such Qualified Financing as determined for accounting purposes under GAAP, multiplied by 0.75. The Capped Price is the per share price implied by a fully-diluted (on an as-converted to common stock basis), pre-money valuation of $200,000,000 for the Company.

Each January 2023 Warrant issuable by the Company pursuant to the Purchase Agreement entitles the holder to purchase that number of fully paid and nonassessable shares of the Company’s common stock determined (A) in the case following a Qualified Financing, by dividing (i) the sum of the aggregate outstanding principal amount of the January 2023 Note plus all accrued and unpaid interest thereon at the time of conversion multiplied by 0.25 by (ii) the quotient of the Discounted Qualified Financing Price divided by 0.75, or (B) in connection with a Change of Control, by dividing (i) the sum of the aggregate outstanding principal amount of the January 2023 Note plus all accrued and unpaid interest thereon at the time of the January 2023 Note’s conversion, by (ii) the Capped Price, subject to adjustment as set forth in the January 2023 Warrant. In each case, the January 2023 Warrants are exercisable at a price of $16.25 per share (as adjusted for the July 2023, 1 to 26 reverse stock split) for a period of five years.

Each March 2023 Warrant and June 2023 Warrant issuable by the Company pursuant to the Purchase Agreement entitles the holder to purchase that number of fully paid and nonassessable shares of the Company’s common stock determined (A) in the case following a Qualified Financing, by dividing (i) the sum of the aggregate outstanding principal amount of the March 2023 Note plus all accrued and unpaid interest thereon at the time of conversion by (ii) the quotient of the Discounted Qualified Financing Price divided by 0.75, or (B) in connection with a Change of Control, by dividing (i) the sum of the aggregate outstanding principal amount of the March 2023 Note or June 2023 Note plus all accrued and unpaid interest thereon at the time of the March 2023 Note’s or June 2023 Note’s conversion, by (ii) the Capped Price, subject to adjustment as set forth in the March 2023 Warrant or June 2023 Warrant. In each case, the March 2023 Warrants and June 2023 Warrants are exercisable at a price of $16.25 per share for a period of five years.

Participation Rights. Each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes entitle the holder to purchase in a Qualified Financing an amount of Qualified Financing Securities (as defined above) up to 200% of the aggregate principal amount of either the January 2023 Note, March, 2023 Note, or June 2023 Notes, respectively, subscribed for by such holder in this Offering.

The Company contemplated ASC 480-10-30-7 related to the valuation of the embedded conversion feature contained in the January 2023 Notes, March 2023 Notes, and June 2023 Notes. The Company deemed that the most likely scenario to be utilized for valuing the conversion feature was a qualified financing. Therefore, the Company deemed that the January 2023 Notes, March 2023 Notes, and June 2023 were issued at a premium related to the definition of Discounted Qualified Financing Price contained in the Purchase Agreement. The premium recognized at the inception of January 2023 Notes was $135,000, the premium recognized at the inception of the March 2023 Notes was $262,533, and the premium recognized at the inception of the June 2023 Notes was $175,000.

The Company assessed the January 2023 Warrants, March 2023 Warrants, and June 2023 first under ASC 480. Based on the attributes of the January 2023 Warrants, March 2023 Warrants, and June 2023 Warrants, the Company determined that each are outside of the scope of ASC 480 and proceeded to assess each under ASC 815 to determine if any are considered indexed to the Company’s own common stock. Because the inputs which affect the number of shares to be issued upon exercise of the January 2023 Warrants, March 2023 Warrants, and June 2023 Warrants are not the inputs per 815-40-15-7E, none are deemed to be indexed to the Company’s own stock and have been recorded as liabilities under ASC 815 (Note 3) at the fair market value. At issuance, the Company recorded a warrant liability related to the January 2023 Warrants of $73,213, which amount is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $135,000 and the warrant liability of $73,213 resulted in the recognition of a debt discount of $208,213 at issuance of the January 2023 Notes and January 2023 Warrants. Further, at issuance of the March 2023 Warrants, the Company recorded a warrant liability of $568,574, which is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $262,533 and the warrant liability of $568,574 resulted in the recognition of a debt discount of $831,108 at issuance of the March 2023 Notes and March 2023 Warrants. Lastly, at issuance of the June 2023 Warrants, the Company recorded a warrant liability of $354,810, which is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $175,000 and the warrant liability of $354,180 resulted in the recognition of a debt discount of $529,810 at issuance of the June 2023 Notes and June 2023 Warrants.

The combination of the $135,000 premium associated with the conversion feature of the January 2023 Notes and the $208,213 discount associated with the January 2023 Warrants results in a net discount of $73,213 that is accreted over five years utilizing the effective interest method. The effective interest rate for the year ended October 31, 2023 is 13.0%. During the year ended October 31, 2023, the Company recorded accretion expense of $ $8,927, and a gain on the fair value of the warrant liability of $9,243, with no comparable amounts in the prior period.

The combination of the $262,533 premium associated with the conversion feature of the March 2023 Notes and the $831,108 discount associated with the March 2023 Warrants results in a net discount of $568,574 that is accreted over five years utilizing the effective interest method. The effective interest rate for the year ended October 31, 2023 is 44.6%. During the year ended October 31, 2023, the Company recorded accretion expense of $22,176, and a gain on the fair value of the warrant liability of $70,973, with no comparable amounts in the prior period.

The combination of the $175,000 premium associated with the conversion feature of the June 2023 Notes and the $529,810 discount associated with the June 2023 Warrants results in a net discount of $354,810 that is accreted over five years utilizing the effective interest method. The effective interest rate for the year ended October 31, 2023 is 39.5%. During the year ended October 31, 2023, the Company recorded accretion expense of $9,627 and a gain on the fair value of the warrant liability of $23,119 with no comparable amounts in the prior period.

During the year ended October 31, 2023 the Company recorded $26,240 in interest expense on the January 2023 Notes. During the year ended October 31, 2023, the Company recorded $37,314 in interest expense on the March 2023 Notes. During the year ended October 31, 2023, the Company recorded $15,551 in interest expense on the June 2023 Notes. As of October 31, 2023 and 2022, the Company had accrued $26,240 and $0, respectively, in interest on the January 2023 Notes. As of October 31, 2023 and 2022, the Company had accrued $37,314 and $0, respectively, in interest on the March 2023 Notes. As of October 31, 2023 and 2022, the Company had accrued $15,551 and $0, respectively, in interest on the June 2023 Notes.